UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2012

Semi-Annual

Repor t

Western Asset

Emerging Markets

Debt Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Emerging Markets Debt Fund

Fund objective

The Fund seeks to maximize total return.

Fund name change

Prior to June 30, 2012, the Fund was known as Western Asset Emerging Markets Debt Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective September 1, 2012, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Keith J. Gardner, Matthew C. Duda, Gordon S. Brown and Robert O. Abad. Messrs. Walsh, Gardner and Duda have been responsible for the day-to-day management of the Fund since 2006 and Messrs. Brown and Abad since September 2012. Messrs. Walsh, Gardner, Duda and Abad have been employed by Western Asset Management Company (“Western Asset”) as investment professionals for at least the past five years. Mr. Brown has been employed by Western Asset as an investment professional since 2011. Prior to joining Western Asset, Mr. Brown was Senior Investment Manager of Emerging Market Rates and Currencies at Baillie Gifford & Co. from 2001 to 2011. These individuals work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Western Asset Emerging Markets Debt Fund	III

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

IV	Western Asset Emerging Markets Debt Fund

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended August 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year.

The job market remained weak. While there was some modest improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.3%. Unemployment then generally declined over the next two months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then increased to 8.2% in May and 8.3% in July, before dipping to 8.1% in August.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 7.8% on a seasonally adjusted basis in August 2012 versus the previous month. This represented the largest increase in 27 months. In addition, the NAR reported that the median existing-home price for all housing types was $187,400 in July 2012, up 9.5% from July 2011. This marked the sixth consecutive month that home prices rose compared to the same period a year earlier and was the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. The Institute for Supply Management’s PMI (“PMI”)ii in February 2012 was 52.4 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector initially rose and reached 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it fell to 49.6 in August, and remained in contraction territory.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2012 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “In the past three months, the global recovery, which was not strong to start with, has shown signs of further weakness.” The IMF now projects that global growth will fall from 3.9% in 2011 to 3.5% in 2012. From a regional perspective, the IMF now anticipates 2012 growth will be -0.3% in the Eurozone. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that emerging market growth will fall from approximately 6.2% in 2011 to 5.6% in 2012.

Western Asset Emerging Markets Debt Fund	V

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September, after the reporting period ended, the Fed announced a third round of quantitative easing, which involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that it would further extend Operation Twist and keep the federal funds rate on hold until at least mid-2015.

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011. In December, the ECB lowered interest rates to 1.00%, equaling its all-time low at the time. In July 2012, the ECB then cut rates to 0.75%, a record low. Finally, in September, after the reporting period ended, the ECB introduced its Outright Monetary Transactions program (“OMT”). With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June and again in July.

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.30% and 1.98%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first month of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then generally moved lower given renewed fears over the European sovereign debt crisis. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then edged higher due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on August 31, 2012, two-year Treasury yields were 0.22% and ten-year Treasury yields were 1.57%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was robust over the first month of the period, due to some better-than-expected

VI	Western Asset Emerging Markets Debt Fund

Investment commentary (cont’d)

economic data and signs of progress in the European sovereign debt crisis. However, while the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then generally rallied over the next three months as investor sentiment improved. For the six months ended August 31, 2012, the Barclays U.S. Aggregate Indexvi returned 2.97%.

Q. How did the high-yield market perform over the six months ended August 31, 2012?

A. The U.S. high-yield bond market generated a solid return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, this proved to be a temporary setback. All told, the high-yield market gained 4.80% for the six months ended August 31, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. Despite posting weak results in May, the asset class produced strong results during the reporting period. During much of the first two months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to decline sharply in May 2012. The asset class then moved higher from June through August as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.91% over the six months ended August 31, 2012.

Performance review

For the six months ended August 31, 2012, Class I shares of Western Asset Emerging Markets Debt Fund returned 5.06%. The Fund’s unmanaged benchmark, the EMBI Global, returned 7.91% for the same period. The Lipper Emerging Markets Debt Funds Category Average1 returned 5.34% over the same time frame.

Performance Snapshot as of August 31, 2012 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	4.92%
Class C1♦	4.71%
Class FI	4.80%
Class I	5.06%
JPMorgan Emerging Markets Bond Index Global	7.91%
Lipper Emerging Markets Debt Funds Category Average[1]	5.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 126 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Emerging Markets Debt Fund	VII

fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect compensating balance arrangements, fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2012 for Class A, Class C1♦, Class FI and Class I shares were 3.45%, 3.16%, 3.70% and 3.99%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A shares would have been 3.44%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of the new Class C shares is not shown because this share class commenced operations on August 1, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 1, 2012, the gross total annual operating expense ratios for Class A, Class C1♦, Class FI and Class I shares were 1.40%, 1.98%, 1.25% and 1.00%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.25% for Class A shares, 1.70% for Class C1♦ shares, 1.20% for Class FI shares and 0.95% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

VIII	Western Asset Emerging Markets Debt Fund

Investment commentary (cont’d)

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in high-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2012 and February 29, 2012 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2012 and held for the six months ended August 31, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.92%	$1,000.00	$1,049.20	1.16%	$5.99	[3]	Class A	5.00%	$1,000.00	$1,019.36	1.16%	$5.90
Class C4†	0.69	1,000.00	1,006.90	1.96	1.62	[5]	Class C†	5.00	1,000.00	1,015.32	1.96	9.96
Class C1♦	4.71	1,000.00	1,047.10	1.68	8.67	[3]	Class C1♦	5.00	1,000.00	1,016.74	1.68	8.54
Class FI	4.80	1,000.00	1,048.00	1.15	5.94	[3]	Class FI	5.00	1,000.00	1,019.41	1.15	5.85
Class I	5.06	1,000.00	1,050.60	0.83	4.29	[3]	Class I	5.00	1,000.00	1,021.02	0.83	4.23

[1]	For the six months ended August 31, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]	For the period August 1, 2012 (commencement of operations) through August 31, 2012.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (30), then divided by 365.

†	New Class C shares are available for purchase effective August 1, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

EM	— Emerging Markets
IG Credit	— Investment Grade Credit
JPM EMBI Global	— JPMorgan Emerging Markets Bond Index Global
WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

EM	— Emerging Markets
IG Credit	— Investment Grade Credit
JPM EMBI Global	— JPMorgan Emerging Markets Bond Index Global
WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2012

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 59.3%
Argentina — 2.5%
Republic of Argentina	7.820%	12/31/33	69,732	EUR	$50,871
Republic of Argentina, Discount Notes	8.280%	12/31/33	8,846,097		6,059,577
Republic of Argentina, GDP Linked Securities	4.191%	12/15/35	580,623	EUR	77,778	(a)(b)
Republic of Argentina, GDP Linked Securities	5.975%	12/15/35	174,522	ARS	4,989	(a)(b)
Republic of Argentina, GDP Linked Securities, Senior Bonds	4.383%	12/15/35	5,000		575	(a)(b)
Republic of Argentina, Senior Bonds	7.000%	9/12/13	168,000		160,371
Republic of Argentina, Senior Bonds	7.000%	10/3/15	5,445,000		4,593,445
Republic of Argentina, Senior Bonds	2.260%	12/31/38	97,024	EUR	35,025
Republic of Argentina, Senior Notes	8.750%	6/2/17	2,107,758		1,960,215
Total Argentina					12,942,846
Brazil — 2.8%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	873,000	BRL	441,090
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	2,550,000	BRL	1,302,512
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	163,000	BRL	82,794
Federative Republic of Brazil	7.125%	1/20/37	775,000		1,181,875
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	5,400,000		7,006,500
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	3,490,000		4,182,765
Total Brazil					14,197,536
Chile — 1.5%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	920,000		1,005,850	(c)
Banco del Estado de Chile, Senior Notes	3.875%	2/8/22	250,000		270,532	(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	310,000		332,614	(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	2,730,000		2,971,856	(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	1,150,000		1,158,525	(c)
Republic of Chile, Senior Notes	3.875%	8/5/20	560,000		637,560
Republic of Chile, Senior Notes	3.250%	9/14/21	1,350,000		1,460,025
Total Chile					7,836,962
Colombia — 3.7%
Republic of Colombia, Senior Bonds	4.375%	7/12/21	8,900,000		10,368,500
Republic of Colombia, Senior Bonds	6.125%	1/18/41	4,950,000		6,769,125
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,620,000		2,162,700
Total Colombia					19,300,325
India — 0.2%
ICICI Bank Ltd., Senior Notes	4.750%	11/25/16	750,000		765,559	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	100,000		97,500	(a)(c)
Total India					863,059

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 4.8%
JPMorgan Chase Bank N.A., Credit-Linked Notes (Indonesia Government)	10.750%	5/17/16	51,213,000,000	IDR	$6,265,786	(d)
Republic of Indonesia, Notes	3.750%	4/25/22	3,635,000		3,766,769	(c)
Republic of Indonesia, Notes	5.250%	1/17/42	8,360,000		9,342,300	(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		127,181	(c)
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	176,000,000	IDR	24,689
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	380,000		494,950	(c)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	4,350,000		4,872,000	(c)
Total Indonesia					24,893,675
Malaysia — 1.3%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	2,230,000	MYR	728,489
Government of Malaysia, Senior Bonds	4.262%	9/15/16	17,845,000	MYR	5,942,234
Total Malaysia					6,670,723
Mexico — 6.0%
Mexican Bonos, Bonds	8.000%	6/11/20	120,286,900	MXN	10,786,502
Mexican Bonos, Bonds	6.500%	6/9/22	34,101,200	MXN	2,800,535
Mexican Bonos, Bonds	8.500%	11/18/38	66,420,000	MXN	6,305,368
United Mexican States, Bonds	10.000%	12/5/24	2,250,000	MXN	238,499
United Mexican States, Medium-Term Notes	6.050%	1/11/40	350,000		468,125
United Mexican States, Senior Notes	5.950%	3/19/19	417,000		516,871
United Mexican States, Senior Notes	5.125%	1/15/20	2,680,000		3,216,000
United Mexican States, Senior Notes	3.625%	3/15/22	5,052,000		5,504,154
United Mexican States, Senior Notes	4.750%	3/8/44	1,234,000		1,385,165
Total Mexico					31,221,219
Panama — 1.5%
Republic of Panama	9.375%	4/1/29	177,000		305,325
Republic of Panama	6.700%	1/26/36	5,142,000		7,358,202
Total Panama					7,663,527
Peru — 6.3%
Republic of Peru	8.750%	11/21/33	8,067,000		13,915,575
Republic of Peru, Bonds	7.840%	8/12/20	9,576,000	PEN	4,490,801
Republic of Peru, Bonds	6.550%	3/14/37	1,068,000		1,537,920
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	150,000		219,750
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,408,000		3,100,300
Republic of Peru, Senior Notes	7.125%	3/30/19	7,125,000		9,369,375
Total Peru					32,633,721
Philippines — 1.0%
Republic of the Philippines, Senior Bonds	4.000%	1/15/21	750,000		829,688

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	7

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Philippines — continued
Republic of the Philippines, Senior Bonds	5.500%	3/30/26	3,590,000	$4,424,675
Total Philippines				5,254,363
Poland — 2.8%
Republic of Poland, Senior Notes	6.375%	7/15/19	270,000	332,775
Republic of Poland, Senior Notes	5.125%	4/21/21	980,000	1,139,250
Republic of Poland, Senior Notes	5.000%	3/23/22	11,364,000	13,097,010
Total Poland				14,569,035
Russia — 7.4%
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	2,180,000	2,389,934	(c)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	129,000	141,422	(c)
Russian Federation	5.625%	4/4/42	6,800,000	8,049,500	(c)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	22,018,360	27,511,941	(c)
Total Russia				38,092,797
Turkey — 8.3%
Republic of Turkey, Notes	6.750%	5/30/40	7,710,000	9,965,175
Republic of Turkey, Senior Bonds	5.625%	3/30/21	15,520,000	18,080,800
Republic of Turkey, Senior Notes	7.500%	7/14/17	7,760,000	9,467,200
Republic of Turkey, Senior Notes	7.500%	11/7/19	1,370,000	1,746,750
Republic of Turkey, Senior Notes	6.250%	9/26/22	1,700,000	2,061,250
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,147,000	1,481,064
Total Turkey				42,802,239
Venezuela — 9.2%
Bolivarian Republic of Venezuela	5.750%	2/26/16	14,916,000	13,461,690	(c)
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	73,000	62,050
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	10,610,000	9,310,275
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	28,955,000	24,611,750	(c)
Total Venezuela				47,445,765
Total Sovereign Bonds (Cost — $290,736,785)				306,387,792
Corporate Bonds & Notes — 33.3%
Consumer Discretionary — 1.2%
Media — 1.2%
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	4,330,000	5,635,257
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	270,000	314,550
Total Consumer Discretionary				5,949,807
Consumer Staples — 0.2%
Personal Products — 0.2%
Hypermarcas SA, Notes	6.500%	4/20/21	1,240,000	1,283,400	(c)

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 16.5%
Oil, Gas & Consumable Fuels — 16.5%
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	480,240	$545,553	(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.500%	12/15/21	2,810,000	3,200,590	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	2,940,000	3,807,300
KazMunayGas Finance Sub BV, Senior Notes	8.375%	7/2/13	400,000	421,100	(c)
KazMunayGas Finance Sub BV, Senior Notes	8.375%	7/2/13	320,000	336,880	(c)
KazMunayGas Finance Sub BV, Senior Notes	11.750%	1/23/15	250,000	302,500	(c)
KazMunayGas National Co., Notes	7.000%	5/5/20	4,920,000	6,019,571	(c)
KazMunayGas National Co., Senior Notes	9.125%	7/2/18	360,000	469,145	(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	330,000	369,567	(c)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	3,750,000	4,394,250	(c)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	220,000	261,525	(c)
Mubadala Development Co., Senior Secured Bonds	5.888%	6/15/19	80,040	90,925	(c)
Novatek Finance Ltd., Notes	6.604%	2/3/21	2,200,000	2,546,500	(c)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,980,000	2,306,700	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	2,667,000	2,340,292	(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	190,000	166,725	(c)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,458,000	3,066,355
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	100,000	105,488
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	2,080,000	2,325,086
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	785,000	986,703
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	5,730,000	7,151,235
Petroleos Mexicanos, Notes	8.000%	5/3/19	160,000	209,200
Petroleos Mexicanos, Senior Notes	6.000%	3/5/20	350,000	419,125
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	1,250,000	1,456,250
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	7,050,000	7,913,625	(c)
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	1,200,000	1,347,000
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	670,000	752,075	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	3,220,000	3,992,800	(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	929,000	1,151,960
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	71,000	88,040	(c)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,740,000	2,231,550	(c)
Petronas Capital Ltd.	5.250%	8/12/19	1,100,000	1,298,483	(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	6,920,000	8,168,638	(c)
PT Pertamina Persero, Notes	5.250%	5/23/21	1,900,000	2,085,250	(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	1,630,000	1,744,100	(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	3,080,000	3,834,600	(c)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	9

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	810,000	$807,946	(c)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,660,000	1,740,356	(c)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	100,000	114,875	(c)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	4,070,000	4,884,000	(c)
Total Energy				85,453,863
Industrials — 1.6%
Building Products — 0.2%
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	1,160,000	1,276,000	(c)
Construction & Engineering — 1.0%
Odebrecht Finance Ltd.	6.000%	4/5/23	2,800,000	3,080,000	(c)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	500,000	565,000	(c)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000	226,000	(c)
Odebrecht Finance Ltd., Senior Notes	5.125%	6/26/22	1,050,000	1,089,375	(c)
Total Construction & Engineering				4,960,375
Industrial Conglomerates — 0.4%
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	2,020,000	2,141,459	(c)
Total Industrials				8,377,834
Materials — 8.1%
Chemicals — 0.4%
Braskem Finance Ltd., Senior Notes	7.000%	5/7/20	430,000	489,125	(c)
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	1,610,000	1,686,475	(c)
Total Chemicals				2,175,600
Construction Materials — 0.8%
Cemex Finance LLC, Senior Secured Bonds	9.500%	12/14/16	1,830,000	1,875,750	(c)
Cemex SAB de CV, Senior Secured Notes	9.000%	1/11/18	2,060,000	2,054,850	(c)
Total Construction Materials				3,930,600
Containers & Packaging — 0.3%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	1,360,000	1,343,000	(c)
Metals & Mining — 5.9%
CSN Resources SA, Senior Bonds	6.500%	7/21/20	2,300,000	2,495,500	(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	100,000	108,500	(c)
Evraz Group SA, Notes	6.750%	4/27/18	1,925,000	1,876,875	(c)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	395,550	(c)
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,820,000	2,749,500	(c)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	60,000	67,707
Southern Copper Corp., Senior Notes	6.750%	4/16/40	3,970,000	4,655,305
Vale Overseas Ltd., Notes	8.250%	1/17/34	318,000	414,611
Vale Overseas Ltd., Notes	6.875%	11/21/36	7,696,000	9,086,129

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	3,410,000	$3,511,887
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	140,000	146,300	(c)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	38,000	39,710	(c)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	4,030,000	3,919,175	(c)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	1,270,000	1,314,450	(c)
Total Metals & Mining				30,781,199
Paper & Forest Products — 0.7%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	1,220,000	1,286,556
Empresas CMPC SA, Notes	4.750%	1/19/18	950,000	1,021,700	(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,440,000	1,508,692	(c)
Total Paper & Forest Products				3,816,948
Total Materials				42,047,347
Telecommunication Services — 3.3%
Diversified Telecommunication Services — 2.0%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	325,000	191,750	(c)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	50,000	29,500	(c)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	4,677,000	2,759,430	(c)
Qtel International Finance Ltd., Senior Notes	4.750%	2/16/21	1,200,000	1,323,000	(c)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	1,380,000	1,431,750	(c)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	1,110,000	1,211,565	(c)
Vimpel Communications, Notes	6.493%	2/2/16	2,850,000	2,981,955	(c)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	240,000	250,370	(c)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Senior Notes	9.125%	4/30/18	150,000	169,314	(c)
Total Diversified Telecommunication Services				10,348,634
Wireless Telecommunication Services — 1.3%
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	1,530,000	1,744,200	(c)
Oi S.A., Senior Notes	5.750%	2/10/22	1,670,000	1,738,971	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,710,000	2,757,425	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000	203,500	(c)
Total Wireless Telecommunication Services				6,444,096
Total Telecommunication Services				16,792,730
Utilities — 2.4%
Electric Utilities — 0.3%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	130,000	155,025	(c)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	11

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	600,000	$676,500	(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	610,000	751,825	(c)
Total Electric Utilities				1,583,350
Gas Utilities — 0.7%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	360,000	390,600	(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	3,150,000	3,339,000	(c)
Total Gas Utilities				3,729,600
Independent Power Producers & Energy Traders — 1.1%
AES Gener SA, Notes	5.250%	8/15/21	1,200,000	1,330,901	(c)
Colbun SA, Senior Notes	6.000%	1/21/20	1,770,000	1,963,433	(c)
Colbun SA, Senior Notes	6.000%	1/21/20	100,000	110,928	(c)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,980,000	2,168,100	(c)
Total Independent Power Producers & Energy Traders				5,573,362
Multi-Utilities — 0.3%
E-CL SA, Notes	5.625%	1/15/21	100,000	111,478	(c)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,020,000	1,300,500	(c)
Total Multi-Utilities				1,411,978
Total Utilities				12,298,290
Total Corporate Bonds & Notes (Cost — $165,995,561)				172,203,271
Total Investments before Short-Term Investments (Cost — $456,732,346)				478,591,063
Short-Term Investments — 15.3%
Repurchase Agreements — 15.3%
Barclays Capital Inc. repurchase agreement dated 8/31/12; Proceeds at maturity — $28,000,404; (Fully collateralized by U.S. government obligations, 1.750% due 5/15/22; Market value — $28,560,382)	0.130%	9/4/12	28,000,000	28,000,000
Credit Suisse repurchase agreement dated 8/31/12; Proceeds at maturity — $51,000,737; (Fully collateralized by U.S. government obligations, 4.375% due 5/15/41; Market value — $52,021,151)	0.130%	9/4/12	51,000,000	51,000,000
Total Short-Term Investments (Cost — $79,000,000)				79,000,000
Total Investments — 107.9% (Cost — $535,732,346#)				557,591,063
Liabilities in Excess of Other Assets — (7.9)%				(40,660,386)
Total Net Assets — 100.0%				$516,930,677

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	The security’s interest income payments are contingent upon the performance of Argentina’s GDP. There are no principal payments over the life of the security or upon the expiration of the security.

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Western Asset Emerging Markets Debt Fund

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

Summary of Investments by Country*
Mexico	12.4%
Russia	11.3
Brazil	10.0
Venezuela	8.5
Turkey	7.7
Indonesia	6.0
Peru	5.8
Colombia	5.5
Malaysia	2.9
Argentina	2.8
Chile	2.7
Poland	2.6
India	1.6
Panama	1.4
Kazakhstan	1.3
Philippines	0.9
Qatar	0.9
United Arab Emirates	0.7
Trinidad and Tobago	0.4
China	0.4
Short-Term Investments	14.2
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2012 and are subject to change.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

August 31, 2012

Assets:
Investments, at value (Cost — $456,732,346)	$478,591,063
Repurchase agreements, at value (Cost — $79,000,000)	79,000,000
Foreign currency, at value (Cost — $41,595)	40,412
Cash	3,830,454
Interest receivable	7,816,754
Receivable for Fund shares sold	4,106,584
Receivable for securities sold	390,822
Unrealized appreciation on forward foreign currency contracts	59,894
Deposits with brokers for open futures contracts	30,000
Receivable from broker — variation margin on open futures contracts	4,625
Prepaid expenses	107,834
Total Assets	573,978,442

Liabilities:
Payable for securities purchased	55,931,701
Payable for Fund shares repurchased	795,584
Investment management fee payable	292,784
Service and/or distribution fees payable	5,964
Unrealized depreciation on forward foreign currency contracts	2,693
Accrued foreign capital gains tax	542
Accrued expenses	18,497
Total Liabilities	57,047,765
Total Net Assets	$516,930,677

Net Assets:
Par value (Note 7)	$893
Paid-in capital in excess of par value	495,776,795
Undistributed net investment income	3,146,584
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(3,918,087)
Net unrealized appreciation on investments, futures contracts and foreign currencies	21,924,492
Total Net Assets	$516,930,677

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2012

Shares Outstanding:
Class A	3,160,489
Class C†	35,081
Class C1♦	345,921
Class FI	903,567
Class I	84,883,986

Net Asset Value:
Class A (and redemption price)	$5.81
Class C*	$5.80
Class C1*♦	$5.81
Class FI (and redemption price)	$5.79
Class I (and redemption price)	$5.79
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.07

†	New Class C shares are available for purchase effective August 1, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended August 31, 2012

Investment Income:
Interest	$9,452,643
Less: Foreign taxes withheld	(1,832)
Total Investment Income	9,450,811

Expenses:
Investment management fee (Note 2)	1,319,981
Registration fees	47,509
Transfer agent fees (Note 5)	31,468
Service and/or distribution fees (Notes 2 and 5)	27,754
Custody fees	27,431
Audit and tax	24,474
Shareholder reports	14,373
Fund accounting fees	8,719
Legal fees	7,497
Insurance	1,409
Trustees’ fees	1,349
Miscellaneous expenses	1,783
Total Expenses	1,513,747
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(256)
Compensating balance arrangements (Note 1)	(18,103)
Net Expenses	1,495,388
Net Investment Income	7,955,423

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(81,247)
Futures contracts	28,169
Foreign currency transactions	(775,108)
Net Realized Loss	(828,186)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	15,284,050
Futures contracts	10,484
Foreign currencies	47,305
Change in Net Unrealized Appreciation (Depreciation)	15,341,839
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	14,513,653
Increase in Net Assets from Operations	$22,469,076

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2012 (unaudited) and the Year Ended February 29, 2012	August 31	February 29

Operations:
Net investment income	$7,955,423	$4,846,503
Net realized gain (loss)	(828,186)	213,375
Change in net unrealized appreciation (depreciation)	15,341,839	5,943,568
Increase in Net Assets From Operations	22,469,076	11,003,446

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,650,154)	(4,605,723)
Decrease in Net Assets From Distributions to Shareholders	(5,650,154)	(4,605,723)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	410,489,846	96,806,611
Reinvestment of distributions	4,159,876	2,635,151
Cost of shares repurchased	(48,751,810)	(34,944,239)
Increase in Net Assets From Fund Share Transactions	365,897,912	64,497,523
Increase in Net Assets	382,716,834	70,895,246

Net Assets:
Beginning of period	134,213,843	63,318,597
End of period*	$516,930,677	$134,213,843
* Includes undistributed net investment income of:	$3,146,584	$841,315

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2012[2]	2012[3]	2011	2010[4]

Net asset value, beginning of period	$5.64	$5.30	$4.93	$4.94

Income (loss) from operations:
Net investment income	0.12	0.27	0.29	0.04
Net realized and unrealized gain (loss)	0.15	0.32	0.24	(0.05)
Total income (loss) from operations	0.27	0.59	0.53	(0.01)

Less distributions from:
Net investment income	(0.10)	(0.25)	(0.16)	—
Total distributions	(0.10)	(0.25)	(0.16)	—

Net asset value, end of period	$5.81	$5.64	$5.30	$4.93
Total return[5]	4.92%	11.57%	10.67%	(0.20)%

Net assets, end of period (000s)	$18,356	$10,685	$991	$105

Ratios to average net assets:
Gross expenses	1.17%[6]	1.40%	1.57%	1.56%[6]
Net expenses[7,8]	1.16 [6,9]	1.25 [10]	1.25 [10]	1.25 [6,10]
Net investment income	4.24 [6]	4.95	5.40	5.74 [6]

Portfolio turnover rate	12%	16%	21%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the period January 13, 2010 (commencement of operations) to February 28, 2010.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements was 0.01%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$5.76

Income from operations:
Net investment income	0.02
Net realized and unrealized gain	0.02
Total income from operations	0.04

Net asset value, end of period	$5.80
Total return[3]	0.69%

Net assets, end of period (000s)	$204

Ratios to average net assets:
Gross expenses[4]	1.99%
Net expenses[4,5,6,7]	1.96
Net investment income[4]	3.65

Portfolio turnover rate	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 1, 2012 (commencement of operations) through August 31, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements was 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	19

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C1 Shares♦1	2012[2]	2012[3]	2011[4]

Net asset value, beginning of period	$5.64	$5.29	$5.40

Income (loss) from operations:
Net investment income	0.11	0.25	0.13
Net realized and unrealized gain (loss)	0.15	0.32	(0.11)
Total income from operations	0.26	0.57	0.02

Less distributions from:
Net investment income	(0.09)	(0.22)	(0.13)
Total distributions	(0.09)	(0.22)	(0.13)

Net asset value, end of period	$5.81	$5.64	$5.29
Total return[5]	4.71%	11.03%	0.41%

Net assets, end of period (000s)	$2,010	$1,053	$735

Ratios to average net assets:
Gross expenses	1.69%[6]	1.98%	1.81%[6]
Net expenses[7,8]	1.68 [6,9]	1.68 [10]	1.70 [6,10]
Net investment income	3.71 [6]	4.61	4.88 [6]

Portfolio turnover rate	12%	16%	21%

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	For the period September 2, 2010 (commencement of operations) to February 28, 2011.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements was 0.01%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012[3]

Net asset value, beginning of period	$5.63	$5.40

Income from operations:
Net investment income	0.12	0.05
Net realized and unrealized gain	0.15	0.28
Total income from operations	0.27	0.33

Less distributions from:
Net investment income	(0.11)	(0.10)
Total distributions	(0.11)	(0.10)

Net asset value, end of period	$5.79	$5.63
Total return[4]	4.80%	6.19%

Net assets, end of period (000s)	$5,236	$561

Ratios to average net assets:
Gross expenses[5]	1.16%	1.25%
Net expenses[5,6]	1.15 [7]	1.20 [8,9]
Net investment income[5]	4.25	4.65

Portfolio turnover rate	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2012 (unaudited).

[3]	For the period December 7, 2011 (commencement of operations) through February 29, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements was 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	21

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1,2]	2012[3]	2012[4]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$5.61	$5.28	$4.93	$3.51	$4.90	$4.94

Income (loss) from operations:
Net investment income	0.13	0.29	0.31	0.32	0.32	0.32
Net realized and unrealized gain (loss)	0.16	0.32	0.23	1.31	(1.31)	0.02
Total income (loss) from operations	0.29	0.61	0.54	1.63	(0.99)	0.34

Less distributions from:
Net investment income	(0.11)	(0.28)	(0.19)	(0.21)	(0.36)	(0.30)
Net realized gains	—	—	—	—	(0.04)	(0.08)
Total distributions	(0.11)	(0.28)	(0.19)	(0.21)	(0.40)	(0.38)

Net asset value, end of period	$5.79	$5.61	$5.28	$4.93	$3.51	$4.90
Total return[5]	5.06%	11.99%	11.00%	46.61%	(20.67)%	6.99%

Net assets, end of period (000s)	$491,125	$121,915	$61,593	$18,141	$19,710	$29,124

Ratios to average net assets:
Gross expenses	0.84%[6]	1.00%	1.24%	1.95%	1.21%	1.34%
Net expenses	0.83 [6,7,8]	0.95 [8,9,10]	0.95 [8,9,10]	0.95 [8,9,10]	0.75 [9,10,11]	0.75 [9,10,11]
Net investment income	4.54 [6]	5.33	5.85	7.03	7.48	6.38

Portfolio turnover rate	12%	16%	21%	62%	35%	71%

[1]	Effective June 11, 2008, existing shares of the Fund were redesignated Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2012 (unaudited).

[4]	For the year ended February 29.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements was 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets did not exceed 0.75%.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (formerly known as Western Asset Emerging Markets Debt Portfolio) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	23

value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$306,387,792	—	$306,387,792
Corporate bonds & notes	—	172,203,271	—	172,203,271
Total long-term investments	—	$478,591,063	—	$478,591,063
Short-term investments†	—	79,000,000	—	79,000,000
Total investments	—	$557,591,063	—	$557,591,063
Other financial instruments:
Futures contracts	$7,419	—	—	7,419
Forward foreign currency contracts	—	59,894	—	59,894
Total other financial instruments	$7,419	$59,894	—	$67,313
Total	$7,419	$557,650,957	—	$557,658,376

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$2,693	—	$2,693

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	25

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

26	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	27

foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other risks. Consistent with its objective to maximize total return, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of August 31, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $2,693. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The

28	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in that country. As of August 31, 2012, there were $542 of capital gains tax liabilities accrued on unrealized gains.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	29

LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class C (new Class C shares are available for purchase effective August 1, 2012), Class C1 (on August 1, 2012, Class C shares were reclassified as Class C1 shares), Class FI and Class I shares did not exceed 1.25%, 2.00%, 1.70%, 1.20% and 0.95%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $256.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares (new Class C shares are available for purchase effective August 1, 2012) and Class C1 shares (on August 1, 2012, Class C shares were reclassified as Class C1 shares), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

30	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2012, LMIS and its affiliates received sales charges of $986 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2012, there were no CDSCs paid to LMIS and its affiliates.

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 shares (formerly Class C shares) are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares (formerly Class C shares) continue to be available for dividend reinvestment and incoming exchanges.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$381,844,750
Sales	38,187,031

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,878,682
Gross unrealized depreciation	(4,019,965)
Net unrealized appreciation	$21,858,717

At August 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. treasury 10-year notes	8	12/12	$1,062,331	$1,069,750	$7,419

At August 31, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	JPMorgan Chase & Co.	37,694,000	$18,374,276	11/16/12	$28,126
Brazilian Real	JPMorgan Chase & Co.	5,000,000	2,437,295	11/16/12	22,419
					$50,545
Contracts to Sell:
Brazilian Real	Citibank, N.A.	9,700,000	$4,768,975	9/17/12	$9,349
Euro	JPMorgan Chase & Co.	125,460	157,823	9/17/12	(2,693)
					$6,656
Net unrealized gain on open forward foreign currency contracts					$57,201

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	31

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$7,419	—	$7,419
Forward foreign currency contracts	—	$59,894	59,894
Total	$7,419	$59,894	$67,313

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$2,693

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$28,169	—	$28,169
Forward foreign currency contracts	—	$(758,041)	(758,041)
Total	$28,169	$(758,041)	$(729,872)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$10,484	—	$10,484
Forward foreign currency contracts	—	$52,913	52,913
Total	$10,484	$52,913	$63,397

32	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$14,680,803
Forward foreign currency contracts (to sell)	3,003,188
Futures contracts (to buy)	1,061,036

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C (new Class C shares are available for purchase effective August 1, 2012), Class C1 (on August 1, 2012, Class C shares were reclassified as Class C1 shares) and Class FI shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$18,401	$6,522
Class C1	57	1
Class C1♦	5,761	1,266
Class FI	3,535	1,058
Class I	—	22,621
Total	$27,754	$31,468

[1]	For the period August 1, 2012 (commencement of operations) to August 31, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

For the six months ended August 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$253
Class C1	1
Class C1♦	2
Class FI	—
Class I	—
Total	$256

[1]	For the period August 1, 2012 (commencement of operations) to August 31, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	33

6. Distributions to shareholders by class

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
Net Investment Income:
Class A	$262,033		$154,122
Class C†	—	[1]	—
Class C1♦	26,989		32,745
Class FI	47,906		1,024	[2]
Class I	5,313,226		4,417,832
Total	$5,650,154		$4,605,723

[1]	For the period August 1, 2012 (commencement of operations) to August 31, 2012.

[2]	For the period December 7, 2011 (commencement of operations) to February 29, 2012.

†	New Class C shares are available for purchase effective August 1, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

7. Shares of beneficial interest

At August 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2012				Year Ended February 29, 2012
	Shares		Amount		Shares		Amount
Class A
Shares sold	1,825,945		$10,273,905		1,965,296		$10,690,892
Shares issued on reinvestment	47,009		261,271		28,846		152,983
Shares repurchased	(607,640)		(3,448,330)		(285,901)		(1,535,153)
Net increase	1,265,314		$7,086,846		1,708,241		$9,308,722

Class C†
Shares sold	35,081	[1]	$202,849	[1]	—		—
Shares issued on reinvestment	—	[1]	—	[1]	—		—
Shares repurchased	—	[1]	—	[1]	—		—
Net increase	35,081	[1]	$202,849	[1]	—		—

Class C1♦
Shares sold	187,739		$1,036,820		128,142		$692,708
Shares issued on reinvestment	4,848		26,989		6,145		32,745
Shares repurchased	(33,149)		(190,737)		(86,646)		(471,079)
Net increase	159,438		$873,072		47,641		$254,374

Class FI
Shares sold	817,127		$4,573,386		99,729	[2]	$550,511	[2]
Shares issued on reinvestment	8,271		45,845		7	[2]	39	[2]
Shares repurchased	(21,567)		(122,497)		—	[2]	—	[2]
Net increase	803,831		$4,496,734		99,736	[2]	$550,550	[2]

34	Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
	Shares	Amount	Shares	Amount
Class I
Shares sold	70,494,406	$394,402,886	15,669,463	$84,872,500
Shares issued on reinvestment	691,665	3,825,771	463,769	2,449,384
Shares repurchased	(8,022,821)	(44,990,246)	(6,068,117)	(32,938,007)
Net increase	63,163,250	$353,238,411	10,065,115	$54,383,877

[1]	For the period August 1, 2012 (commencement of operations) to August 31, 2012.

[2]	For the period December 7, 2011 (commencement of operations) to February 29, 2012.

†	New Class C shares are available for purchase effective August 1, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

8. Capital loss carryforward

As of February 29, 2012, the Fund had a net capital loss carryforward of approximately $2,652,668 which expires in 2018. This amount will be available to offset any future taxable capital gains.

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

Western Asset Emerging Markets Debt Fund 2012 Semi-Annual Report	35

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August, 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Emerging Markets Debt Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/12 SR12-1776

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	October 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Income Trust

Date:	October 25, 2012